PROPERTY, EQUIPMENT AND SOFTWARE, NET	12 Months Ended
Dec. 31, 2021
PROPERTY, EQUIPMENT AND SOFTWARE, NET
PROPERTY, EQUIPMENT AND SOFTWARE, NET

8. PROPERTY, EQUIPMENT AND SOFTWARE, NET

Property, equipment and software and related accumulated depreciation and amortization are as follows:

	December 31,	December 31,	December 31,
	2020	2021	2021
	RMB	RMB	US$
			(Note 3)
Computers and equipment	4,989,121	215,468,985	33,811,787
Office furniture and fixtures	1,720,139	1,738,419	272,796
Motor vehicles	4,376,821	3,982,228	624,898
Software	10,511,865	10,524,000	1,651,445
Less: accumulated depreciation and amortization	(20,620,844)	(58,733,348)	(9,216,544)
Net book value	977,102	172,980,284	27,144,382

Depreciation and amortization charges for the years ended December 31, 2019, 2020 and 2021 amounting to RMB2.8 million, RMB0.4 million and RMB47.4 million (US$7.4 million), respectively. The Group has recorded a gain on disposal of property, equipment and software amounting to RMB2.2 million, RMB0.03 million, RMB3.9 million (US$0.6 million), as other income, net for the years ended December 31, 2019, 2020 and 2021.